Cover	Aug. 11, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 11, 2023
Entity File Number	000-56425
Entity Registrant Name	CXJ GROUP CO., LIMITED
Entity Central Index Key	0001823635
Entity Tax Identification Number	85-2041913
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	C290, DoBe E-Manor
Entity Address, Address Line Two	Dongning Road No. 553
Entity Address, Address Line Three	Jianggan District
Entity Address, City or Town	Hangzhou City
Entity Address, Country	CN
City Area Code	+86
Local Phone Number	18668175727
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false